Transamerica International Focus VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Australia - 1.0%
WiseTech Global Ltd.	58,036	$ 2,992,801
Canada - 15.9%
Alimentation Couche-Tard, Inc.	185,195	9,133,309
Constellation Software, Inc.	3,565	11,290,104
Dollarama, Inc.	62,817	6,717,126
Shopify, Inc., Class A (A)	99,816	9,520,949
Waste Connections, Inc.	65,319	12,749,616
		49,411,104
France - 6.7%
Hermes International SCA	3,037	7,990,705
Safran SA	49,225	12,960,121
		20,950,826
Germany - 6.7%
CTS Eventim AG & Co. KGaA	90,257	9,054,783
SAP SE	43,885	11,758,968
		20,813,751
Hong Kong - 3.1%
AIA Group Ltd.	1,277,900	9,673,533
India - 3.3%
HDFC Bank Ltd., ADR	155,063	10,302,386
Ireland - 1.6%
ICON PLC (A)	28,097	4,916,694
Italy - 3.4%
Ferrari NV	24,873	10,642,659
Japan - 16.3%
Ajinomoto Co., Inc.	531,600	10,524,462
Hoya Corp.	71,300	8,046,804
ITOCHU Corp.	273,600	12,701,318
Keyence Corp.	27,200	10,695,308
Pan Pacific International Holdings Corp.	320,000	8,789,873
		50,757,765
Netherlands - 8.7%
Adyen NV (A)(B)	5,512	8,448,767
ASM International NV	18,705	8,523,737
Wolters Kluwer NV	65,850	10,252,592
		27,225,096
	Shares	Value
COMMON STOCKS (continued)
Norway - 1.9%
Salmar ASA	122,612	$ 5,894,766
Sweden - 4.1%
Evolution AB (B)	90,157	6,717,522
Lagercrantz Group AB, B Shares	293,604	6,055,483
		12,773,005
Switzerland - 5.9%
Belimo Holding AG	10,712	6,604,102
Sika AG	48,220	11,745,630
		18,349,732
Taiwan - 3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	64,890	10,771,740
United Kingdom - 4.2%
Compass Group PLC	393,096	13,002,150
United States - 9.3%
Coupang, Inc. (A)	342,585	7,512,889
Liberty Media Corp. - Liberty Formula One, Class C (A)	101,079	9,098,121
Linde PLC	26,597	12,384,627
		28,995,637
Total Common Stocks (Cost $297,663,270)		297,473,645

	Principal	Value
REPURCHASE AGREEMENT - 4.1%
Fixed Income Clearing Corp., 1.80% (C), dated 03/31/2025, to be repurchased at $12,867,258 on 04/01/2025. Collateralized by a U.S. Government Obligation, 0.88%, due 06/30/2026, and with a value of $13,123,967.	$ 12,866,615	12,866,615
Total Repurchase Agreement (Cost $12,866,615)		12,866,615
Total Investments (Cost $310,529,885)		310,340,260
Net Other Assets (Liabilities) - 0.4%		1,117,209
Net Assets - 100.0%		$ 311,457,469
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Software	8.4%	$26,041,873
Chemicals	7.8	24,130,257
Broadline Retail	7.4	23,019,888
Hotels, Restaurants & Leisure	6.4	19,719,672
Semiconductors & Semiconductor Equipment	6.2	19,295,477
Entertainment	5.9	18,152,904
Electronic Equipment, Instruments & Components	5.4	16,750,791
Food Products	5.3	16,419,228
Aerospace & Defense	4.2	12,960,121
Transamerica Series Trust

Transamerica International Focus VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Commercial Services & Supplies	4.1%	$12,749,616
Trading Companies & Distributors	4.1	12,701,318
Automobiles	3.4	10,642,659
Banks	3.3	10,302,386
Professional Services	3.3	10,252,592
Insurance	3.1	9,673,533
IT Services	3.1	9,520,949
Consumer Staples Distribution & Retail	2.9	9,133,309
Financial Services	2.7	8,448,767
Health Care Equipment & Supplies	2.6	8,046,804
Textiles, Apparel & Luxury Goods	2.6	7,990,705
Building Products	2.1	6,604,102
Life Sciences Tools & Services	1.6	4,916,694
Investments	95.9	297,473,645
Short-Term Investments	4.1	12,866,615
Total Investments	100.0%	$ 310,340,260
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$115,040,220	$182,433,425	$—	$297,473,645
Repurchase Agreement	—	12,866,615	—	12,866,615
Total Investments	$115,040,220	$195,300,040	$—	$310,340,260
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the total value of 144A securities is $15,166,289, representing 4.9% of the
Portfolio's net assets.

(C)	Rate disclosed reflects the yield at March 31, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
Transamerica Series Trust

Transamerica International Focus VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica International Focus VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust